SUMMARIZES THE CHANGES IN PROVISION FOR SLOW MOVING INVENTORIES (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)
Inventory Disclosure [Abstract]
Beginning balance			$ 1,042
Charge to expense
Write-off			(1,056)
Exchange difference			14
Ending balance